245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 29, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Variable Insurance Products Fund II (the trust): File Nos. 033-20773 and 811-05511
Contrafund Portfolio
Disciplined Small Cap Portfolio
Emerging Markets Portfolio
Extended Market Index Portfolio
Index 500 Portfolio
International Capital Appreciation Portfolio
International Index Portfolio
Total Market Index Portfolio (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust